UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hilltop Park Associates LLC

Address:    410 Park Avenue, 6th Floor
            New York, New York  10022

13F File Number: 028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Siegel
Title:  Chief Operating Officer
Phone:  (212) 644-4030


Signature, Place and Date of Signing:

/s/ Jason Siegel                New York, New York              May 17, 2010
--------------------------    ----------------------         -------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  118

Form 13F Information Table Value Total:    146,018
                                         (thousands)


List of Other Included Managers:


No.        Form 13F File Number             Name
---        --------------------             -----------------------
(1)        021-134078                       Hilltop Park Fund QP LP

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2           COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
-------------------------- --------------       --------- --------  -----------------   ----------    -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS         CUSIP   (X$1000)  PRN AMT  PRN CALL   DISCRETION    MANAGERS  SOLE    SHARED  NONE
-------------------------- --------------       --------- --------  -------  --- ----   ----------    -------- -------  ------  ----
ATMEL CORP                    COM               049513104  1,004    199,182  SH        SHARED-DEFINED  (1)     199,182
ATMEL CORP                    COM               049513104    508    100,818  SH        SOLE            NONE    100,818
BANK OF AMERICA CORPORATION   COM               060505104  1,183     66,252  SH        SHARED-DEFINED  (1)      66,252
BANK OF AMERICA CORPORATION   COM               060505104    602     33,748  SH        SOLE            NONE     33,748
BRIGHAM EXPLORATION CO        COM               109178103  3,137    196,705  SH        SHARED-DEFINED  (1)     196,705
BRIGHAM EXPLORATION CO        COM               109178103  1,648    103,295  SH        SOLE            NONE    103,295
BEST BUY INC                  COM               086516101    562        132      CALL  SHARED-DEFINED  (1)         132
BEST BUY INC                  COM               086516101    289         68      CALL  SOLE            NONE         68
CATERPILLAR INC DEL           COM               149123101  4,163     66,234  SH        SHARED-DEFINED  (1)      66,234
CATERPILLAR INC DEL           COM               149123101  2,122     33,766  SH        SOLE            NONE     33,766
CEDAR FAIR L P                DEPOSITRY UNIT    150185106     62      5,234  SH        SHARED-DEFINED  (1)       5,234
CEDAR FAIR L P                DEPOSITRY UNIT    150185106     32      2,666  SH        SOLE            NONE      2,666
CHESAPEAKE ENERGY CORP        COM               165167107  1,565        662      CALL  SHARED-DEFINED  (1)         662
CHESAPEAKE ENERGY CORP        COM               165167107    799        338      CALL  SOLE            NONE        338
CINEMARK HOLDINGS INC         COM               17243V102  1,214     66,211  SH        SHARED-DEFINED  (1)      66,211
CINEMARK HOLDINGS INC         COM               17243V102    620     33,789  SH        SOLE            NONE     33,789
CLEARWIRE CORP NEW            RIGHT 06/21/2010  18538Q139     18     98,184  SH        SHARED-DEFINED  (1)      98,184
CLEARWIRE CORP NEW            RIGHT 06/21/2010  18538Q139     10     51,816  SH        SOLE            NONE     51,816
COMPTON PETE CORP             COM               204940100  1,257  1,336,704  SH        SHARED-DEFINED  (1)   1,336,704
COMPTON PETE CORP             COM               204940100    663    705,296  SH        SOLE            NONE    705,296
CON-WAY INC                   CON-WAY INC       205944101    582     16,563  SH        SHARED-DEFINED  (1)      16,563
CON-WAY INC                   CON-WAY INC       205944101    296      8,437  SH        SOLE            NONE      8,437
DEERE & CO                    COM               244199105  3,936        662      CALL  SHARED-DEFINED  (1)         662
DEERE & CO                    COM               244199105  2,010        338      CALL  SOLE            NONE        338
ECHOSTAR CORP                 CL A              278768106    996     49,132  SH        SHARED-DEFINED  (1)      49,132
ECHOSTAR CORP                 CL A              278768106    525     25,868  SH        SOLE            NONE     25,868
GOOGLE INC                    CL A              38259P508  1,127      1,988  SH        SHARED-DEFINED  (1)       1,988
GOOGLE INC                    CL A              38259P508    574      1,012  SH        SOLE            NONE      1,012
INGERSOLL-RAND GLOBAL HLDG C  NOTE  4.500% 4/1  45687AAD4  2,310     66,232  SH        SHARED-DEFINED  (1)      66,232
INGERSOLL-RAND GLOBAL HLDG C  NOTE  4.500% 4/1  45687AAD4  1,177     33,768  SH        SOLE            NONE     33,768
INTERNATIONAL COAL GRP INC N  COM               45928H106  1,513    331,088  SH        SHARED-DEFINED  (1)     331,088
INTERNATIONAL COAL GRP INC N  COM               45928H106    772    168,912  SH        SOLE            NONE    168,912
ISHARES TR INDEX              BARCLYS 20+ YR    464287432  1,482     16,563  SH        SHARED-DEFINED  (1)      16,563
ISHARES TR INDEX              BARCLYS 20+ YR    464287432    755      8,437  SH        SOLE            NONE      8,437
ISHARES TR INDEX              FTSE XNHUA IDX    464287184    697     16,563  SH        SHARED-DEFINED  (1)      16,563
ISHARES TR INDEX              FTSE XNHUA IDX    464287184    355      8,437  SH        SOLE            NONE      8,437
JACOBS ENGR GROUP INC DEL     COM               469814107  2,245     49,669  SH        SHARED-DEFINED  (1)      49,669
JACOBS ENGR GROUP INC DEL     COM               469814107  1,145     25,331  SH        SOLE            NONE     25,331
JOY GLOBAL INC                COM               481165108  1,875     33,126  SH        SHARED-DEFINED  (1)      33,126
JOY GLOBAL INC                COM               481165108  1,873        331      CALL  SHARED-DEFINED  (1)         331
JOY GLOBAL INC                COM               481165108    955     16,874  SH        SOLE            NONE     16,874
JOY GLOBAL INC                COM               481165108    956        169      CALL  SOLE            NONE        169
KOHLS CORP                    COM               500255104  1,815     33,126  SH        SHARED-DEFINED  (1)      33,126
KOHLS CORP                    COM               500255104    924     16,874  SH        SOLE            NONE     16,874
LIONS GATE ENTMNT CORP        COM NEW           535919203  1,027    164,608  SH        SHARED-DEFINED  (1)     164,608
LIONS GATE ENTMNT CORP        COM NEW           535919203    533     85,392  SH        SOLE            NONE     85,392
LSI CORPORATION               COM               502161102  1,621    264,845  SH        SHARED-DEFINED  (1)     264,845
LSI CORPORATION               COM               502161102    827    135,155  SH        SOLE            NONE    135,155
MASSEY ENERGY CORP            COM               576206106  1,213     23,188  SH        SHARED-DEFINED  (1)      23,188
MASSEY ENERGY CORP            COM               576206106    618     11,812  SH        SOLE            NONE     11,812
MCDONALDS CORP                COM               580135101  2,203     33,026  SH        SHARED-DEFINED  (1)      33,026
MCDONALDS CORP                COM               580135101  1,133     16,974  SH        SOLE            NONE     16,974
MICROSOFT CORP                COM               594918104  1,940     66,252  SH        SHARED-DEFINED  (1)      66,252
MICROSOFT CORP                COM               594918104    988     33,748  SH        SOLE            NONE     33,748
NEWS CORP                     CL A              65248E104    950     65,899  SH        SHARED-DEFINED  (1)      65,899
NEWS CORP                     CL A              65248E104    491     34,101  SH        SOLE            NONE     34,101
NII HLDGS INC                 CL B NEW          62913F201  2,767     66,381  SH        SHARED-DEFINED  (1)      66,381
NII HLDGS INC                 CL B NEW          62913F201  1,401     33,619  SH        SOLE            NONE     33,619
NOVAGOLD RES INC              COM NEW           66987E206  5,196    727,779  SH        SHARED-DEFINED  (1)     727,779
NOVAGOLD RES INC              COM NEW           66987E206    241        337      CALL  SHARED-DEFINED  (1)         337
NOVAGOLD RES INC              COM NEW           66987E206  2,658    372,221  SH        SOLE            NONE    372,221
NOVAGOLD RES INC              COM NEW           66987E206    124        173      CALL  SOLE            NONE        173
OCLARO INC                    COM               67555N107  1,261    460,197  SH        SHARED-DEFINED  (1)     460,197
OCLARO INC                    COM               67555N107    657    239,803  SH        SOLE            NONE    239,803
OSI PHARMACEUTICALS INC       COM               671040103  3,943     66,211  SH        SHARED-DEFINED  (1)      66,211
OSI PHARMACEUTICALS INC       COM               671040103  2,012     33,789  SH        SOLE            NONE     33,789
PACCAR INC                    COM               693718108  2,874     66,316  SH        SHARED-DEFINED  (1)      66,316
PACCAR INC                    COM               693718108  2,869        662      CALL  SHARED-DEFINED  (1)         662
PACCAR INC                    COM               693718108  1,460     33,684  SH        SOLE            NONE     33,684
PACCAR INC                    COM               693718108  1,465        338      CALL  SOLE            NONE        338
PENNEY J C INC                COM               708160106    529     16,440  SH        SHARED-DEFINED  (1)      16,440
PENNEY J C INC                COM               708160106    275      8,560  SH        SOLE            NONE      8,560
PIONEER NAT RES CO            COM               723787107  1,864        331      CALL  SHARED-DEFINED  (1)         331
PIONEER NAT RES CO            COM               723787107    952        169      CALL  SOLE            NONE        169
PNC FINL SVCS GROUP INC       COM               693475105  1,974     33,059  SH        SHARED-DEFINED  (1)      33,059
PNC FINL SVCS GROUP INC       COM               693475105  1,005     16,841  SH        SOLE            NONE     16,841
REALNETWORKS INC              COM               75605L104  1,592    329,690  SH        SHARED-DEFINED  (1)     329,690
REALNETWORKS INC              COM               75605L104    823    170,310  SH        SOLE            NONE    170,310
RED HAT INC                   COM               756577102  1,455     49,723  SH        SHARED-DEFINED  (1)      49,723
RED HAT INC                   COM               756577102    740     25,277  SH        SOLE            NONE     25,277
ROSETTA RESOURCES INC         COM               777779307    928        394      CALL  SHARED-DEFINED  (1)         394
ROSETTA RESOURCES INC         COM               777779307    469        199      CALL  SOLE            NONE        199
ROVI CORP                     COM               779376102  4,922    132,557  SH        SHARED-DEFINED  (1)     132,557
ROVI CORP                     COM               779376102  1,233        332      CALL  SHARED-DEFINED  (1)         332
ROVI CORP                     COM               779376102  2,504     67,443  SH        SOLE            NONE     67,443
ROVI CORP                     COM               779376102    624        168      CALL  SOLE            NONE        168
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886  2,456     82,815  SH        SHARED-DEFINED  (1)      82,815
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886  1,251     42,185  SH        SOLE            NONE     42,185
SONUS NETWORKS INC            COM               835916107  1,336    507,839  SH        SHARED-DEFINED  (1)     507,839
SONUS NETWORKS INC            COM               835916107    272      1,033      CALL  SHARED-DEFINED  (1)       1,033
SONUS NETWORKS INC            COM               835916107    682    259,161  SH        SOLE            NONE    259,161
SONUS NETWORKS INC            COM               835916107    139        527      CALL  SOLE            NONE        527
STAPLES INC                   COM               855030102  3,100    132,423  SH        SHARED-DEFINED  (1)     132,423
STAPLES INC                   COM               855030102  1,582     67,577  SH        SOLE            NONE     67,577
STILLWATER MNG CO             COM               86074Q102    215     16,563  SH        SHARED-DEFINED  (1)      16,563
STILLWATER MNG CO             COM               86074Q102    110      8,437  SH        SOLE            NONE      8,437
TIBCO SOFTWARE INC            COM               88632Q103  1,432    132,634  SH        SHARED-DEFINED  (1)     132,634
TIBCO SOFTWARE INC            COM               88632Q103    728     67,366  SH        SOLE            NONE     67,366
TIVO INC                      COM               888706108    567     33,126  SH        SHARED-DEFINED  (1)      33,126
TIVO INC                      COM               888706108    289     16,874  SH        SOLE            NONE     16,874
TREE COM INC                  COM               894675107  1,238    135,346  SH        SHARED-DEFINED  (1)     135,346
TREE COM INC                  COM               894675107    642     70,145  SH        SOLE            NONE     70,145
UMPQUA HLDGS CORP             COM               904214103     60      4,564  SH        SHARED-DEFINED  (1)       4,564
UMPQUA HLDGS CORP             COM               904214103     30      2,311  SH        SOLE            NONE      2,311
VARIAN SEMICONDUCTOR EQUIPMN  COM               922207105  1,647     49,737  SH        SHARED-DEFINED  (1)      49,737
VARIAN SEMICONDUCTOR EQUIPMN  COM               922207105    837     25,263  SH        SOLE            NONE     25,263
VIACOM INC NEW                CL B              92553P201  1,707     49,659  SH        SHARED-DEFINED  (1)      49,659
VIACOM INC NEW                CL B              92553P201    871     25,341  SH        SOLE            NONE     25,341
VICOR CORP                    COM               925815102    764     55,302  SH        SHARED-DEFINED  (1)      55,302
VICOR CORP                    COM               925815102     88         64      CALL  SHARED-DEFINED  (1)          64
VICOR CORP                    COM               925815102    389     28,198  SH        SOLE            NONE     28,198
VICOR CORP                    COM               925815102     46         33      CALL  SOLE            NONE         33
VMWARE INC                    CL A COM          928563402    991        186      PUT   SHARED-DEFINED  (1)         186
VMWARE INC                    CL A COM          928563402    501         94      PUT   SOLE            NONE         94
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209    772     33,126  SH        SHARED-DEFINED  (1)      33,126
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209    393     16,874  SH        SOLE            NONE     16,874
WAL MART STORES INC           COM               931142103  2,750     49,457  SH        SHARED-DEFINED  (1)      49,457
WAL MART STORES INC           COM               931142103  1,420     25,543  SH        SOLE            NONE     25,543











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